Expense Example - StrategicAdvisersMunicipalBondFund-PRO - StrategicAdvisersMunicipalBondFund-PRO - Strategic Advisers Municipal Bond Fund - Strategic Advisers Municipal Bond Fund	Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	99
5 years	219
10 years	$ 570